JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE-TRADED FUNDS — 70.6%
Fixed Income — 17.4%
iShares 20+ Year Treasury Bond ETF	71,200	10,187,296
iShares TIPS Bond ETF	46,700	5,430,743
Vanguard Total International Bond ETF	1,286,050	75,658,322

Total Fixed Income		91,276,361

International Equity — 14.9%
iShares MSCI EAFE ETF	693,540	45,225,743
iShares MSCI Japan ETF	73,150	4,150,531
JPMorgan BetaBuilders Canada ETF (a)	452,200	11,314,044
JPMorgan BetaBuilders Europe ETF (a)	622,400	14,638,848
JPMorgan BetaBuilders Japan ETF (a)	132,900	3,155,046

Total International Equity		78,484,212

U.S. Equity — 38.3%
iShares Core S&P 500 ETF	257,600	76,898,752
SPDR S&P 500 ETF Trust	418,700	124,257,599

Total U.S. Equity		201,156,351

TOTAL EXCHANGE-TRADED FUNDS (Cost $302,155,798)		370,916,924

INVESTMENT COMPANIES — 25.4%
Alternative Assets — 5.2%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	752,587	8,097,836
Boston Partners Global Long/Short Fund Class Institutional Shares *	219,827	2,398,310
CRM Long/Short Opportunities Fund Class Institutional Shares *	283,317	2,929,500
Equinox IPM Systematic Macro Fund Class I Shares	491,172	4,729,989
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	58,199	9,046,205

Total Alternative Assets		27,201,840

Fixed Income — 19.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	5,108,241	61,298,886
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	1,187,228	10,115,185
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,024,103	10,517,535
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	906,655	9,882,544
Lord Abbett Short Duration Income Fund Class F3 Shares	2,410,803	10,173,587

Total Fixed Income		101,987,737

U.S. Equity — 0.8%
JPMorgan Equity Focus Fund Class R6 Shares (a)	47,516	1,463,961
JPMorgan Equity Income Fund Class R6 Shares (a)	80,589	1,490,890
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	52,324	1,258,924

Total U.S. Equity		4,213,775

TOTAL INVESTMENT COMPANIES (Cost $127,638,436)		133,403,352

COMMON STOCKS — 3.0%
Aerospace & Defense — 0.1%
Airbus SE (France)	1,688	219,150
Meggitt plc (United Kingdom)	9,298	72,534
Safran SA (France)	1,481	233,184

		524,868

Auto Components — 0.1%
Aisin Seiki Co. Ltd. (Japan)	700	22,132
Autoliv, Inc., SDR (Sweden)	465	36,242
Denso Corp. (Japan)	584	25,805
Magna International, Inc. (Canada)	1,273	67,889
Stanley Electric Co. Ltd. (Japan)	1,300	34,626
Sumitomo Rubber Industries Ltd. (Japan)	1,600	19,053

		205,747

Automobiles — 0.0% (c)
Honda Motor Co. Ltd. (Japan)	900	23,566
Suzuki Motor Corp. (Japan)	1,500	63,899
Toyota Motor Corp. (Japan)	1,600	107,456

		194,921

Banks — 0.2%
ABN AMRO Bank NV, CVA (Netherlands) (d)	2,326	40,976
Australia & New Zealand Banking Group Ltd. (Australia)	2,619	50,310
Barclays plc, ADR (United Kingdom)	1,039	7,626
BNP Paribas SA (France)	2,140	104,040
Commerzbank AG (Germany)	1,543	8,932
Danske Bank A/S (Denmark)	1,907	26,531
DBS Group Holdings Ltd. (Singapore)	3,520	63,681
DNB ASA (Norway)	5,910	104,181
Erste Group Bank AG (Austria) *	476	15,732
HDFC Bank Ltd., ADR (India)	1,736	99,039
ING Groep NV (Netherlands)	5,938	62,033
Intesa Sanpaolo SpA (Italy)	14,602	34,589
Lloyds Banking Group plc (United Kingdom)	127,485	84,512
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,900	60,605
National Bank of Canada (Canada)	1,173	58,364
Standard Chartered plc (United Kingdom)	4,558	38,260
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,000	36,212
Svenska Handelsbanken AB, Class A (Sweden)	13,697	128,137
United Overseas Bank Ltd. (Singapore)	2,900	53,897

		1,077,657

Beverages — 0.1%
Carlsberg A/S, Class B (Denmark)	1,472	217,529
Diageo plc (United Kingdom)	5,411	221,041
Kirin Holdings Co. Ltd. (Japan)	1,400	29,792
Pernod Ricard SA (France)	1,162	206,814

		675,176

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Biotechnology — 0.1%
Ascendis Pharma A/S, ADR (Denmark) *	142	13,677
BeiGene Ltd., ADR (China) *	235	28,778
CSL Ltd. (Australia)	167	26,405
Galapagos NV (Belgium) *	332	50,582
Genmab A/S (Denmark) *	574	116,627
Grifols SA (Preference), Class B (Spain)	1,643	33,027

		269,096

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1,478	32,858
Daikin Industries Ltd. (Japan)	100	13,189

		46,047

Capital Markets — 0.1%
Close Brothers Group plc (United Kingdom)	486	8,414
Deutsche Boerse AG (Germany)	418	65,191
Euronext NV (Netherlands) (d)	299	24,482
GAM Holding AG (Switzerland) *	1,372	5,508
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,500	73,275
London Stock Exchange Group plc (United Kingdom)	2,562	230,067
Macquarie Group Ltd. (Australia)	678	60,099
Partners Group Holding AG (Switzerland)	21	16,127

		483,163

Chemicals — 0.1%
Air Liquide SA (France)	682	97,062
Asahi Kasei Corp. (Japan)	11,154	110,648
BASF SE (Germany)	734	51,320
Covestro AG (Germany) (d)	712	35,231
Givaudan SA (Registered) (Switzerland)	21	58,612
Johnson Matthey plc (United Kingdom)	1,285	48,266
Kansai Paint Co. Ltd. (Japan)	2,947	68,885
Shin-Etsu Chemical Co. Ltd. (Japan)	602	64,782
Tosoh Corp. (Japan)	500	6,661
Umicore SA (Belgium)	1,138	42,997

		584,464

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	5,624	44,915

Containers & Packaging — 0.0% (c)
Amcor plc	5,188	49,928

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	6,723	33,481
Element Fleet Management Corp. (Canada)	6,707	53,662
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	4,900	28,422

		115,565

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (d)	452,000	102,581
Koninklijke KPN NV (Netherlands)	20,468	63,787
KT Corp. (South Korea)	891	20,429
Nippon Telegraph & Telephone Corp. (Japan)	4,100	196,159
Telecom Italia SpA (Italy)	37,207	20,352
Telefonica Deutschland Holding AG (Germany)	12,178	33,954
Telstra Corp. Ltd. (Australia)	3,666	8,690

		445,952

Electric Utilities — 0.1%
Enel SpA (Italy)	15,760	117,716
Iberdrola SA (Spain)	9,271	96,361

		214,077

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	2,857	56,185
Legrand SA (France)	478	34,099
Melrose Industries plc (United Kingdom)	20,356	50,432
Mitsubishi Electric Corp. (Japan)	6,400	85,377
Nidec Corp. (Japan)	578	78,274
Prysmian SpA (Italy)	1,626	34,914

		339,281

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	5,144	191,914
Keyence Corp. (Japan)	346	215,370
Murata Manufacturing Co. Ltd. (Japan)	3,067	148,650
Omron Corp. (Japan)	700	38,573

		594,507

Energy Equipment & Services — 0.0% (c)
WorleyParsons Ltd. (Australia)	3,850	33,775

Entertainment — 0.0% (c)
Modern Times Group MTG AB, Class B (Sweden) *	2,196	18,196

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	3,375	31,123
Scentre Group (Australia)	11,755	31,186
Unibail-Rodamco-Westfield (France)	192	27,990

		90,299

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	1,700	65,153
Welcia Holdings Co. Ltd. (Japan)	500	25,269

		90,422

Food Products — 0.1%
Danone SA (France)	1,315	115,828
Nestle SA (Registered) (Switzerland)	4,524	490,648
Wilmar International Ltd. (Singapore)	14,600	39,405

		645,881

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	4,500	20,706

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland) *	386	22,515
Asahi Intecc Co. Ltd. (Japan)	900	23,745
Elekta AB, Class B (Sweden)	2,898	38,134
GN Store Nord A/S (Denmark)	756	30,646
Hoya Corp. (Japan)	619	50,698
Koninklijke Philips NV (Netherlands)	5,450	251,839
Sartorius AG (Preference) (Germany)	238	43,390
Siemens Healthineers AG (Germany) (d)	1,017	39,991
Sonova Holding AG (Registered) (Switzerland)	165	38,392
Straumann Holding AG (Registered) (Switzerland)	69	56,439

		595,789

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1,257	58,803

Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom)	1,950	50,179
Huazhu Group Ltd., ADR (China)	585	19,317
InterContinental Hotels Group plc (United Kingdom)	829	51,734
Wynn Macau Ltd. (Macau)	7,262	14,151

		135,381

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	4,200	34,229
Persimmon plc (United Kingdom)	1,500	40,005
Sony Corp. (Japan)	600	35,465

		109,699

Household Products — 0.0% (c)
Reckitt Benckiser Group plc (United Kingdom)	1,335	104,236
Unicharm Corp. (Japan)	2,726	86,643

		190,879

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1,600	36,577

Industrial Conglomerates — 0.1%
CK Hutchison Holdings Ltd. (Hong Kong)	5,596	49,402
DCC plc (United Kingdom)	523	45,613
Jardine Matheson Holdings Ltd. (Hong Kong)	1,886	100,934
Rheinmetall AG (Germany)	1,370	173,295
Siemens AG (Registered) (Germany)	1,248	133,592

		502,836

Insurance — 0.2%
AIA Group Ltd. (Hong Kong)	31,429	296,408
Aon plc	345	66,782
Aviva plc (United Kingdom)	7,674	37,673
AXA SA (France)	3,750	95,752
Direct Line Insurance Group plc (United Kingdom)	12,134	44,768
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	368	95,054
PICC Property & Casualty Co. Ltd., Class H (China)	34,000	39,672
Ping An Insurance Group Co. of China Ltd., Class H (China)	6,000	68,962
Prudential plc (United Kingdom)	5,372	97,347
RSA Insurance Group plc (United Kingdom)	4,534	29,748
Sampo OYJ, Class A (Finland)	565	22,449
Storebrand ASA (Norway)	6,471	40,908
Sun Life Financial, Inc. (Canada)	1,808	80,844
Tokio Marine Holdings, Inc. (Japan)	1,500	80,471
Zurich Insurance Group AG (Switzerland)	195	74,687

		1,171,525

Interactive Media & Services — 0.0% (c)
Adevinta ASA, Class B (France) *	4,052	46,855
Baidu, Inc., ADR (China) *	171	17,572
NAVER Corp. (South Korea)	173	22,691
Tencent Holdings Ltd. (China)	1,518	63,495
YY, Inc., ADR (China) *	508	28,565
Z Holdings Corp. (Japan)	6,800	19,158

		198,336

Internet & Direct Marketing Retail — 0.0% (c)
Alibaba Group Holding Ltd., ADR (China) *	289	48,329
ASOS plc (United Kingdom) *	940	28,621
MercadoLibre, Inc. (Argentina) *	77	42,445
Naspers Ltd., Class N, ADR (South Africa)	634	18,995
Prosus NV, ADR (China) *	634	9,237
Zalando SE (Germany) * (d)	637	29,085

		176,712

IT Services — 0.0% (c)
Obic Co. Ltd. (Japan)	600	68,755

Machinery — 0.1%
Knorr-Bremse AG (Germany)	314	29,515
SMC Corp. (Japan)	535	229,958
THK Co. Ltd. (Japan)	1,800	47,688

		307,161

Media — 0.1%
CyberAgent, Inc. (Japan)	600	23,128
Eutelsat Communications SA (France)	2,011	37,409
JCDecaux SA (France)	1,425	38,561
Nordic Entertainment Group AB, Class B (Sweden)	1,065	25,186
Stroeer SE & Co. KGaA (Germany)	448	34,111
WPP plc (United Kingdom)	4,533	56,759

		215,154

Metals & Mining — 0.1%
Antofagasta plc (Chile)	3,872	42,745
BHP Group Ltd. (Australia)	605	14,950
BHP Group plc (Australia)	2,404	51,348
Independence Group NL (Australia)	9,388	40,840
Mitsui Mining & Smelting Co. Ltd. (Japan)	700	16,711
Rio Tinto Ltd. (Australia)	344	21,547
Rio Tinto plc (Australia)	334	17,362
South32 Ltd. (Australia)	12,148	21,425

		226,928

Multiline Retail — 0.0% (c)
Ryohin Keikaku Co. Ltd. (Japan)	1,220	22,871

Multi-Utilities — 0.0% (c)
Engie SA (France)	5,125	83,651
National Grid plc (United Kingdom)	4,337	46,958

		130,609

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc. (Canada)	1,805	63,352
Equinor ASA (Norway)	3,213	60,861
Royal Dutch Shell plc, Class B (Netherlands)	4,077	120,498
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1,388	83,141
TOTAL SA (France)	2,946	153,389

		481,241

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	4,032	48,522

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Personal Products — 0.1%
Kose Corp. (Japan)	254	43,126
L’Oreal SA (France)	785	219,540
Pola Orbis Holdings, Inc. (Japan)	600	13,526
Unilever plc (United Kingdom)	3,158	189,802

		465,994

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	7,600	108,712
AstraZeneca plc (United Kingdom)	2,581	230,455
Bayer AG (Registered) (Germany)	1,394	98,212
GlaxoSmithKline plc, ADR (United Kingdom)	1,972	84,165
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1,830	32,647
Novartis AG (Registered) (Switzerland)	2,181	189,283
Novo Nordisk A/S, Class B (Denmark)	4,759	245,927
Otsuka Holdings Co. Ltd. (Japan)	1,000	37,565
Roche Holding AG (Switzerland)	555	161,596
Sanofi (France)	1,083	100,321
Shionogi & Co. Ltd. (Japan)	1,025	57,147
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1,045	17,974

		1,364,004

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1,253	62,547
Recruit Holdings Co. Ltd. (Japan)	2,300	70,273
RELX plc (United Kingdom)	4,040	95,949
TechnoPro Holdings, Inc. (Japan)	400	23,869

		252,638

Real Estate Management & Development — 0.0% (c)
Deutsche Wohnen SE (Germany)	733	26,757
Mitsui Fudosan Co. Ltd. (Japan)	2,500	62,218
TAG Immobilien AG (Germany) *	548	12,506

		101,481

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	300	26,958
Central Japan Railway Co. (Japan)	200	41,242
DSV A/S (Denmark)	480	45,624

		113,824

Semiconductors & Semiconductor Equipment — 0.2%
ASML Holding NV (Netherlands)	962	238,589
Broadcom, Inc.	210	57,975
NXP Semiconductors NV (Netherlands)	635	69,291
Renesas Electronics Corp. (Japan) *	2,900	19,004
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,872	179,971
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13,000	115,460
Tokyo Electron Ltd. (Japan)	300	57,637

		737,927

Software — 0.0% (c)
SAP SE (Germany)	1,419	166,979

Specialty Retail — 0.0% (c)
Kingfisher plc (United Kingdom)	15,985	40,624
Nitori Holdings Co. Ltd. (Japan)	200	29,350

		69,974

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2,350	96,219
Samsung Electronics Co. Ltd., GDR (South Korea) (d)	46	37,976

		134,195

Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group plc (United Kingdom)	1,636	43,700
China Hongxing Sports Ltd. (China) * ‡	743,000	–	(e)
EssilorLuxottica SA (France)	1,383	199,400
Hermes International (France)	41	28,318
Kering SA (France)	321	163,577
LVMH Moet Hennessy Louis Vuitton SE (France)	293	116,251
Moncler SpA (Italy)	1,262	44,982
Samsonite International SA (d)	21,773	46,126

		642,354

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	515	19,019
Imperial Brands plc (United Kingdom)	1,488	33,415

		52,434

Trading Companies & Distributors — 0.0% (c)
Mitsubishi Corp. (Japan)	2,100	51,708
Sumitomo Corp. (Japan)	5,500	86,105

		137,813

Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	3,734	147,345
Vodafone Group plc (United Kingdom)	37,568	74,847
Vodafone Group plc, ADR (United Kingdom)	3,531	70,302

		292,494

TOTAL COMMON STOCKS (Cost $11,661,982)		15,974,532

SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (a) (f) (Cost $6,243,021)	6,241,800	6,243,672

		6,243,672

TOTAL INVESTMENT COMPANIES (Cost $6,243,021)		6,243,672

Total Investments — 100.2% (Cost $447,699,237)		526,538,480
Liabilities in Excess of Other Assets — (0.2)% (g)		(873,153)

Net Assets — 100.0%		525,665,327

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY **
United States	94.1%
Ireland	1.7
Others (each less than 1.0%)	3.0
Short-Term Investments	1.2

**	Percentages indicated are based on total investments as of September 30, 2019.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 1.
(f)	The rate shown is the current yield as of September 30, 2019.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$524,868	$—	$524,868
Auto Components	67,889	137,858	—	205,747
Automobiles	—	194,921	—	194,921
Banks	165,029	912,628	—	1,077,657
Beverages	—	675,176	—	675,176
Biotechnology	42,455	226,641	—	269,096
Building Products	—	46,047	—	46,047
Capital Markets	—	483,163	—	483,163
Chemicals	—	584,464	—	584,464
Communications Equipment	—	44,915	—	44,915
Containers & Packaging	—	49,928	—	49,928
Diversified Financial Services	53,662	61,903	—	115,565

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Diversified Telecommunication Services	$33,954	$411,998	$—		$445,952
Electric Utilities	—	214,077	—		214,077
Electrical Equipment	—	339,281	—		339,281
Electronic Equipment, Instruments & Components	—	594,507	—		594,507
Energy Equipment & Services	—	33,775	—		33,775
Entertainment	—	18,196	—		18,196
Equity Real Estate Investment Trusts (REITs)	59,113	31,186	—		90,299
Food & Staples Retailing	—	90,422	—		90,422
Food Products	—	645,881	—		645,881
Gas Utilities	—	20,706	—		20,706
Health Care Equipment & Supplies	—	595,789	—		595,789
Health Care Providers & Services	—	58,803	—		58,803
Hotels, Restaurants & Leisure	19,317	116,064	—		135,381
Household Durables	—	109,699	—		109,699
Household Products	—	190,879	—		190,879
Independent Power and Renewable Electricity Producers	—	36,577	—		36,577
Industrial Conglomerates	—	502,836	—		502,836
Insurance	147,626	1,023,899	—		1,171,525
Interactive Media & Services	92,992	105,344	—		198,336
Internet & Direct Marketing Retail	119,006	57,706	—		176,712
IT Services	—	68,755	—		68,755
Machinery	29,515	277,646	—		307,161
Media	25,186	189,968	—		215,154
Metals & Mining	—	226,928	—		226,928
Multiline Retail	—	22,871	—		22,871
Multi-Utilities	—	130,609	—		130,609
Oil, Gas & Consumable Fuels	146,493	334,748	—		481,241
Paper & Forest Products	—	48,522	—		48,522
Personal Products	—	465,994	—		465,994
Pharmaceuticals	134,786	1,229,218	—		1,364,004
Professional Services	—	252,638	—		252,638
Real Estate Management & Development	—	101,481	—		101,481
Road & Rail	26,958	86,866	—		113,824
Semiconductors & Semiconductor Equipment	307,237	430,690	—		737,927
Software	—	166,979	—		166,979
Specialty Retail	—	69,974	—		69,974
Technology Hardware, Storage & Peripherals	—	134,195	—		134,195
Textiles, Apparel & Luxury Goods	—	642,354	—	(a)	642,354
Tobacco	—	52,434	—		52,434
Trading Companies & Distributors	—	137,813	—		137,813
Wireless Telecommunication Services	70,302	222,192	—		292,494

Total Common Stocks	1,541,520	14,433,012	—	(a)	15,974,532

Exchange-Traded Funds	370,916,924	—	—		370,916,924
Investment Companies	124,357,147	—	—		124,357,147
Short-Term Investments
Investment Companies	6,243,672	—	—		6,243,672

Total Investments in Securities	$503,059,263	$14,433,012	$—	(a)	$517,492,275

(a)	Amount rounds to less than 1.

As of September 30, 2019, certain Investment Companies with a fair value of $9,046,205 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$11,250,736	$—	$—	$—	$63,308	$11,314,044	452,200	$74,043	$—
JPMorgan BetaBuilders Europe ETF (a)	14,999,840	—	—	—	(360,992)	14,638,848	622,400	90,677	—
JPMorgan BetaBuilders Japan ETF (a)	1,500,898	1,500,790	—	—	153,358	3,155,046	132,900	—	—
JPMorgan Core Bond Fund Class R6 Shares (a)	53,014,071	8,500,000	1,200,000	37,825	946,990	61,298,886	5,108,241	403,742	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	10,967,067	—	1,000,001	46,729	101,390	10,115,185	1,187,228	84,471	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	10,261,509	—	—	—	256,026	10,517,535	1,024,103	78,743	—
JPMorgan Equity Focus Fund Class I Shares (a)	1,448,680	—	1,463,961	—	15,281	—	—	—	—
JPMorgan Equity Focus Fund Class R6 Shares (a)	—	1,463,961	—	—	—	1,463,961	47,516	—	—
JPMorgan Equity Income Fund Class R6 Shares (a)	1,461,878	—	—	—	29,012	1,490,890	80,589	7,698	—
JPMorgan Mortgage-Backed Securities Fund Class R6 Shares (a)	10,673,436	—	10,760,477	360,477	(273,436)	—	—	57,682	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.10% (a) (b)	7,553,970	32,331,071	33,640,909	24	(484)	6,243,672	6,241,800	40,324	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	9,864,411	—	—	—	18,133	9,882,544	906,655	64,445	—
JPMorgan U.S. Large Cap Core Plus Fund Class R6 Shares (a)	1,468,744	—	—	—	(209,820)	1,258,924	52,324	4,618	213,306

Total	$134,465,240	$43,795,822	$48,065,348	$445,055	$738,766	$131,379,535		$906,443	$213,306

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.